Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Consulting and other purchased services	€ 68,638	€ 65,783	€ 80,988
Cost of services and change in inventory	15,001	13,681	11,417
Employee benefit expense other than share-based compensation	89,386	83,028	72,997
Share-based compensation expense	9,571	8,710	6,276
Raw materials and consumables used	15,253	21,982	14,113
Depreciation and amortization and impairment	22,645	19,586	16,853
Building and energy costs	15,662	13,908	13,088
Supply, office and IT costs	9,711	7,682	11,663
License fees and royalties	3,648	4,065	5,492
Advertising costs	9,040	16,781	13,361
Warehousing and distribution costs	4,595	5,790	3,939
Travel and transportation costs	1,634	3,197	2,700
Other expenses	2,337	3,593	4,432
OPERATING EXPENSES	€ 267,120	€ 267,788	€ 257,320